Registration No. 333-63401


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __6___ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. _____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
            (Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

      M. D. Roughton, The Principal Financial Group Des Moines, Iowa 50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        ___   on (date) pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___  on (date) pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        _X_   on April 29, 2005 pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                   PRINCIPAL FREEDOM(sm) VARIABLE ANNUITY CONTRACT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                    Caption in Prospectus

Part A

  1.   Cover Page                                Principal Freedom(sm) Variable
                                                 Annuity Contract

  2.   Definitions                               Glossary

  3.   Synopsis                                  Summary of Expense Information
       Summary

  4.   Condensed Financial                       Performance Calculation,
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, The Company, The
       Registrant                                Separate Account, Fixed
                                                 Account, Voting Rights

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Mortality and
                                                 Expense Risks Charge,
                                                 Transaction Fee, Premium Taxes,
                                                 Fixed Account Surrender Charge
                                                 and Transfer Fee,
                                                 Administrative Charge, Special
                                                 Provisions for Group or
                                                 Sponsored Arrangements,
                                                 Distribution of the
                                                 Contract

  7.   General Description of                    Summary, Investment Limita-
       Variable Annuity Contract                 tions, Separate Account Invest-
                                                 ment Options, Transfers,
                                                 Surrenders, Charges and
                                                 Deductions, Standard Death
                                                 Benefit, Benefit Option Pay-
                                                 ments, Free-Look Provision, The
                                                 Separate Account, The Contract,
                                                 To Buy a Contract, The
                                                 Accumulation Period, The
                                                 Retirement Period, General
                                                 Provisions, Rights Reserved By
                                                 The Company, Customer Inquiries

  8.   Annuity Period                            The Accumulation Period, The
                                                 Retirement Period

  9.   Death Benefit                             Standard Death Benefit, The
                                                 Accumulation Period, The
                                                 Retirement Period, Mortality
                                                 and Expense Risks Charge, Fixed
                                                 Account Surrender Charge and
                                                 Transfer Fee, Delay of Payments
                                                 Non-Qualified Contracts,
                                                 Required Distributions for Non-
                                                 Qualified Contracts, IRA & SEP

 10.   Purchase and Contract Value               Summary, Free-Look Provision,
                                                 The Contract, To Buy a
                                                 Contract, The Accumulation
                                                 Period, The Retirement Period,
                                                 Delay of Payments, Distribution
                                                 of the Contract

 11.   Redemptions                               Summary, Benefit Option
                                                 Payments, The Accumulation
                                                 Period, Charges and Deductions,
                                                 Transaction Fee, Fixed Account
                                                 Surrender Charge and Transfer
                                                 Fee, Delay of Payments,
                                                 Contract Termination

 12.   Taxes                                     Summary, Benefit Options,
                                                 Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA
                                                 and SEP, Withholding, Mutual
                                                 Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal Freedom(sm)
                                                 Variable Annuity Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   General Information and
       History                                   History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, To Buy a Contract**
       Being Offered                             Distribution of the Contract**

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Benefit Options Payments**,
                                                 Delay of Payments**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                     PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY



           Issued by Principal Life Insurance Company (the "Company")

                    This Prospectus is dated April 29, 2005.


The individual deferred annuity contract ("Contract") described in this Prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account") and a fixed account ("Fixed Account"). The assets of the divisions of the Separate Account are invested in a corresponding Account of the Principal Variable Contracts Fund, Inc., the American Century Variable Portfolios, Inc. - VP Income & Growth or the Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund. The Fixed Account is a part of the General Account of the Company.


The underlying mutual funds offered through this Contract may have names that are nearly the same or similar to the names of retail mutual funds. However, these underlying mutual funds are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these underlying mutual funds is not necessarily related to the performance of the retail mutual funds. The underlying mutual funds are described in separate prospectuses that accompany this Prospectus.


This prospectus provides information about the Contract and the Separate Account that you ought to know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated, which has been filed with the Securities and Exchange Commission (the "Commission"). The SAI is legally a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:

                     PRINCIPAL FREEDOM/SM/ Variable Annuity
                           Principal Financial Group
                                 P. O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

An investment in the Contract is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus is valid only when attached to the current prospectuses for the Principal Variable Contracts Fund, Inc., the American Century Variable Portfolios, Inc. - VP Income & Growth and the Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund (the "Funds").


The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

                               TABLE OF CONTENTS

GLOSSARY................................................................4

SUMMARY OF EXPENSE INFORMATION..........................................5

SUMMARY.................................................................7

 Investment Limitations................................................. 7

 Separate Account Investment Options.................................... 7

 Transfers.............................................................. 8

 Surrenders............................................................. 8

 Charges and Deductions................................................. 9

 Standard Death Benefit................................................. 9

 Annuity Payments Options............................................... 9

 Examination Offer...................................................... 9

CONDENSED FINANCIAL INFORMATION.........................................9

THE PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY..............................10

THE COMPANY.............................................................11

THE SEPARATE ACCOUNT....................................................11

THE FUNDS...............................................................11

THE CONTRACT............................................................14

 To Buy a Contract...................................................... 14

 The Accumulation Period................................................ 16

 The Retirement Period.................................................. 19

CHARGES AND DEDUCTIONS..................................................20

 Mortality and Expense Risks Charge..................................... 21

 Premium Taxes.......................................................... 21

 Fixed Account Surrender Charge and Transfer Fee........................ 21

 Waiver of Fixed Account Surrender Charger Rider........................ 22

 Administration Charge.................................................. 23

 Special Provisions for Group or Sponsored Arrangements................. 23

FIXED ACCOUNT...........................................................23

 General Description.................................................... 24

 Fixed Account Value.................................................... 24

 Fixed Account Transfers, Total and Partial Surrenders.................. 24

GENERAL PROVISIONS......................................................25

 Telephone and Internet Services........................................ 25

 The Contract........................................................... 26

 Delay of Payments...................................................... 26

 Misstatement of Age or Gender.......................................... 26

 Assignment............................................................. 26

 Change of Owner........................................................ 26

 Beneficiary............................................................ 27

 Contract Termination................................................... 27

RIGHTS RESERVED BY THE COMPANY..........................................27

 Frequent Trading and Market-Timing (Abusive Trading Practices)......... 27

DISTRIBUTION OF THE CONTRACT............................................27

PERFORMANCE CALCULATION.................................................28

VOTING RIGHTS...........................................................28

FEDERAL TAX MATTERS.....................................................29

 Non-Qualified Contracts................................................ 29

 Required Distributions for Non-Qualified Contracts..................... 29

 IRA .................................................................... 30

 Withholding............................................................ 30

 Mutual Fund Diversification............................................ 31

STATE REGULATION........................................................31

LEGAL OPINIONS..........................................................31

LEGAL PROCEEDINGS.......................................................31

REGISTRATION STATEMENT..................................................31

OTHER VARIABLE ANNUITY CONTRACTS........................................31

INDEPENDENT AUDITORS....................................................31

FINANCIAL STATEMENTS....................................................32

CUSTOMER INQUIRIES......................................................32

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............32

GLOSSARY


ACCOUNT - series or portfolio of a mutual fund in which a division invests.


ACCUMULATED VALUE - an amount equal to the Fixed Account value plus the Separate Account value.


ANNUITANT - the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.


ANNUITIZATION DATE - the date the owner's accumulated value is applied, under an annuity payment option, to make income payments.


ANNUITY SERVICE OFFICE - the office where notices, requests and purchase payments must be sent. All amounts payable to us under the Contract are payable through the annuity service office.


CONTRACT DATE - the date that the Contract is issued and which is used to determine contract years.


CONTRACT YEAR - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary.


DIVISION - a part of the Separate Account which invests in shares of an underlying mutual fund.


FIXED ACCOUNT - an account which earns guaranteed interest.


JOINT ANNUITANT - additional annuitant. Joint annuitants must be husband and wife and must be named as owner and joint owner.


JOINT OWNER - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Joint owners must be husband and wife and must be named as annuitant and joint annuitant.


NON-QUALIFIED CONTRACT - a contract which does not qualify for favorable tax treatment under the Internal Revenue Code as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA or Tax Sheltered Annuity.


NOTICE - any form of communication received by us, at the annuity service office, either in writing or in another form approved by us in advance.


OWNER - the person, including joint owner, who owns all the rights and privileges of this Contract.


PURCHASE PAYMENTS - the gross amount contributed to the Contract. Fixed Account purchase payments include transfers into the Fixed Account from any division.


QUALIFIED PLANS - retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code (the "Code").


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of a division prior to annuitization date.


UNIT VALUE - a measure used to determine the value of an investment in a division.


VALUATION DATE - each day the New York Stock Exchange ("NYSE") is open.

VALUATION PERIOD - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.


WRITTEN REQUEST - actual delivery to the Company at the annuity service office of a written notice or request, signed and dated, on a form we supply or approve. Your notice may be mailed to:

                     Principal Freedom/SM/ Variable Annuity
                           Principal Financial Group
                                 P. O. Box 9382
                          Des Moines, Iowa 50306-9382

SUMMARY OF EXPENSE INFORMATION


The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between the Fixed Account and the divisions.

                     CONTRACT OWNER TRANSACTION EXPENSES
 ------------------------------------------------------------------------------
 Sales charge imposed on premium payments (as a   .none
 percentage of premium payments)
 ------------------------------------------------------------------------------
 Maximum deferred surrender charge (as a percentage of amount surrendered)
 . surrenders from the Separate Account           .none
 . surrenders from the Fixed Account/(1)/         .6%
 ------------------------------------------------------------------------------
 Maximum deferred surrender charge (as a percentage of amount surrendered)
 . transfer from Separate Account                 .none
 . transfer from Fixed Account/(1)/               .6%
 State Premium Taxes (vary by state)              . 3.5% of premiums paid
 . guaranteed maximum                             .zero
 .current
 ------------------------------------------------------------------------------

                     /(1)/TABLE OF FIXED ACCOUNT SURRENDER CHARGES AND TRANSFER FEES
                    ------------------------------------------------------------------
                                                                SURRENDER CHARGE
                                                                AND TRANSFER FEE
                    NUMBER OF COMPLETED CONTRACT YEARS      APPLIED TO FIXED ACCOUNT
                         SINCE EACH FIXED ACCOUNT        SURRENDERS AND TRANSFER BEYOND
                        PURCHASE* PAYMENT WAS MADE          FREE TRANSACTION AMOUNT
                    ----------------------------------   ------------------------------
                       0 (year of premium payment)                     6%
                                    1                                  6%
                                    2                                  6%
                                    3                                  5%
                                    4                                  4%
                                    5                                  3%
                                    6                                  2%
                               7 and later                             0%


    * Includes amounts transferred to Fixed Account from divisions. Each Fixed Account purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment.



Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transfer fees and/or impose restrictions on transfers.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract not including underlying mutual fund fees and expenses.

                               PERIODIC EXPENSES
  -----------------------------------------------------------------------------
  Separate Account Annual Expenses
  (as a percentage of separate account
  accumulated value)
                                                1.25%
  . guaranteed maximum                          0.15%
   Mortality and Expense Risks Fee              -----
   Administration Charge                        1.40%
   Total Separate Account Annual Expense

  .current                                      0.85%
   Mortality and Expense Risks Fee              0.00%
   Administration Charge                        -----
   Total Separate Account Annual Expense        0.85%


  -----------------------------------------------------------------------------


The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.
..

     MINIMUM AND MAXIMUM ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
                           AS OF DECEMBER 31, 2004
 ------------------------------------------------------------------------------
                                                     MINIMUM        MAXIMUM
 ------------------------------------------------------------------------------
 Total annual underlying mutual fund operating
 expenses (expenses that are deducted from
 underlying mutual fund assets, including
 management fees, distribution and/or service             %              %
 (12b-1) fees and other expenses)
 ------------------------------------------------------------------------------

Annual expense of the Mutual Funds (as a percentage of average net assets) as of December 31, 2004:

                                                          MANAGEMENT         RULE            OTHER
                UNDERLYING MUTUAL FUNDS                      FEES         12(B)1 FEES      EXPENSES    TOTAL EXPENSES /(1)/
                -----------------------                   ----------      -----------      --------   ---------------------
 American Century VP Income & Growth - Class I                                        N/A      %           %
 Principal VCF Bond                                                                   N/A       0.01             0.47
 Principal VCF Capital Value                                   0.60                   N/A                  (//2//)/
 Principal VCF Government Securities                                                  N/A                        0.44
 Principal VCF International                                                N/A                            (//2//)/
 Principal VCF LargeCap Growth Equity                                                 N/A                     1.19/(3)/
 Principal VCF LargeCap Stock Index                                                   N/A       0.04            0.39/(//4//)//(//5//
 Principal VCF Limited Term Bond                                            N/A                                    0.57/(//4//)//(//
 Principal VCF MidCap                                          0.60                   N/A       0.01             0.61/(2)/
 Principal VCF MidCap Growth                                                          N/A       0.04               0.94/(//3//)/
 Principal VCF MidCap Value                                                           N/A                        1.08/(//3//)/
 Principal VCF Money Market                                                           N/A                           0.49
 Principal VCF SmallCap                                        0.85         N/A                                    0.95/(//2//)/
 Principal VCF SmallCap Growth                                 1.00                   N/A       0.02               1.02/(//3//)/
 Franklin Templeton VIP Trust Templeton Growth
 Securities Fund - Class
 2//                                                           /                     0.25//                        1.13/(//6//)/

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the fund expenses for record keeping, marketing and distribution services.
/ //(//2//)/ Expense ratio without fees paid indirectly.
/ //(3)/ Expense ratio without fees paid indirectly or the Manager's voluntary expense limit.
/ //(//4//)/ Principal Management Corporation voluntarily agreed to reimburse the total annual expenses through April 30, 2004. With the expense limit, the total annual expenses through April 30, 2004 was 0.40% for LargeCap Stock Index Account and 0.75% for Limited Term Bond Account. Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2005 so that they will not exceed 0.40% for LargeCap Stock Index Account.
/ //(//5//) // /Expense ratio without the Manager's voluntary expense limit.
/ //(6)/ Franklin Templeton has stated while the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year through May 1, 2005.

//EXAMPLE
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

           DIVISION                1 YEAR     3 YEARS     5 YEARS       10 YEARS
           --------                ------     -------     -------      ---------
 American Century VP Income &
 Growth
 Principal Variable Contracts
 Fund, Inc.
 Bond

 Capital Value

 Government Securities

 International

 LargeCap Growth Equity

 LargeCap Stock Index

 Limited Term Bond

 MidCap

 MidCap Growth

 MidCap Value

 Money Market

 SmallCap

 SmallCap Growth


 Templeton Growth Securities


SUMMARY


This prospectus describes a flexible variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including plans and trusts that do not qualify for special tax treatment under the Code and for purchase by persons participating in individual retirement annuity plans that meet the requirements of Section 408 of the Code.


A significant advantage of the Contract is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Contract to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Contract does provide benefits such as lifetime income payments, family protection through death benefits and asset allocation.


This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


INVESTMENT LIMITATIONS
.. Initial purchase payment must be $10,000 or more.
.. Each subsequent investment must be $50 or more.
.. The total purchase payments made during the life of the Contract may not be greater than $2 million.

SEPARATE ACCOUNT INVESTMENT OPTIONS (SEE THE FUNDS):
You may allocate your net premium payments to divisions and/or the Fixed Account. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or the annuity service office.

Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

            DIVISION                                  INVESTS IN:
            --------                                  -----------
                                                      American Century Variable Portfolios, Inc.
            American Century VP Income & Growth        VP Income & Growth
                                                      Principal Variable Contracts Fund, Inc.
            Bond                                       Bond Account
            Capital Value                              Capita Value Account
            Government Securities                      Government Securities Account
            International                              International Account
            LargeCap Growth Equity                     LargeCap Growth Equity Account
            LargeCap Stock Index                       LargeCap Stock Index Account
            Limited Term Bond                          Limited Term Bond Account
            MidCap                                     MidCap Account
            MidCap Growth                              MidCap Growth Account
            MidCap Value                               MidCap Value Account
            Money Market                               Money Market Account
            SmallCap                                   SmallCap Account
            SmallCap Growth                            SmallCap Growth Account
                                                      Franklin Templeton Variable Insurance
                                                      Products Trust
            Templeton Growth Securities                Templeton Growth Securities Fund Class 2



TRANSFERS (SEE SEPARATE ACCOUNT DIVISION TRANSFERS FOR ADDITIONAL RESTRICTIONS) .. During the accumulation period:
  . from the divisions:
    . dollar amount or percentage of transfer must be specified; and . transfer may occur on scheduled or unscheduled basis.
  . from the Fixed Account:
    . percentage or dollar amount of transfer must be specified; and . amounts available for transfer without payment of a transfer fee are limited (see Fixed Account Transfers, Total and Partial Surrenders).
.. During the annuity payment period, transfers are not permitted (no transfers once payments have begun).

SURRENDERS (TOTAL OR PARTIAL) (SEE SEPARATE ACCOUNT SURRENDER AND FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS)
.. During the accumulation period:
  . a dollar amount must be specified;
  . surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL
    TAX MATTERS);
  . full surrender permitted prior to the annuitization date; and .. During the annuity payment period, surrenders are not permitted.

CHARGES AND DEDUCTIONS
.. No sales charge on purchase payment at the time of investment.
.. A contingent deferred surrender charge is imposed on certain total or partial surrenders from the Fixed Account.
.. A transfer fee applies to certain transfers from the Fixed Account to divisions.

.. A mortality and expense risks daily charge equal to 0.85% per year applies to amounts in the Separate Account. The Company reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year.
.. Daily Separate Account administration charge is currently zero but the Company reserves the right to assess a charge not to exceed 0.15% annually.
.. Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.

STANDARD DEATH BENEFIT
.. During the accumulation period:
  . the death benefit is the greater of:
    . accumulated value, or
    . purchase payments minus partial surrenders, any transaction fees, surrender charges and transfer fees.
  . You may choose to have death benefit payments made under an annuity payment option.
.. During the annuity period, your named beneficiary(ies) receives only the continuing payments provided by the annuity payment option selected.

ANNUITY BENEFIT PAYMENTS
.. You may choose from several fixed annuity benefit payment options which start on your selected annuitization date.
.. Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see Annuity Benefit Payment Options and FEDERAL TAX MATTERS).

EXAMINATION OFFER (FREE-LOOK PERIOD)
.. You may surrender the Contract during the free-look period which is generally
  10 days from the date you receive your Contract. The free-look period may be longer in certain states.
.. We return either all purchase payments made or the accumulated value, whichever is required by applicable state law.

CONDENSED FINANCIAL INFORMATION


Following are the unit values for the Contract for the periods ended December 31, 2004.

                                                                             NUMBER OF
                                   ACCUMULATION UNIT VALUE               ACCUMULATION UNITS
                        ----------------------------------------------      OUTSTANDING
                         BEGINNING       END      PERCENTAGE OF CHANGE     END OF PERIOD
                         OF PERIOD    OF PERIOD    FROM PRIOR PERIOD       (IN THOUSANDS)
                         ---------    ---------   --------------------  --------------------
 American Century
 Income & Growth
 Division
  2004

  2003                  7.153        9.174                28.25                  342
  2002                        8.947        7.153         -20.05                  252
  2001                        9.846        8.947          -9.13                  171
  2000                       11.110        9.846         -11.37                  134
  1999*                      10.000       11.110          11.10                   43
 Bond Division
  2004

  2003                       12.093       12.541           3.70                  646
  2002                       11.163       12.093           8.33                  534
  2001                       10.412       11.163           7.21                  301
  2000                        9.708       10.412           7.26                  199
  1999*                      10.000        9.708          -2.92                  107
 Capital Value
 Division
  2004

  2003                        7.014        8.728          24.44                  251
  2002                        8.194        7.014         -14.40                  201
  2001                        8.987        8.194          -8.82                  180
  2000                        8.872        8.987           1.30                  178
  1999*                      10.000        8.872         -11.28                  103
 Diversified
 International
 Division
  2004

  2003                        6.633        8.703          31.21                  144
  2002                        7.971        6.633         -16.79                  102
  2001                       10.616        7.971         -24.92                   80
  2000                       11.681       10.616          -9.12                   86
  1999*                      10.000       11.681          16.81                   53
 Government Securities
 Division
  2004

  2003                                     9.938                                 198
 LargeCap Growth
 Equity Division
  2004

  2003                                    11.401                                 101
 LargeCap Stock Index
 Division
  2004

  2003                        6.595        8.391          27.23                1,074
  2002                        8.576        6.595         -23.10                  636
  2001                        9.840        8.576         -12.85                  475
  2000                       10.985        9.840         -10.43                  431
  1999*                      10.000       10.985           9.85                  302
 Limited Term Bond
 Division
  2004

  2003                                     9.985                                 117
 MidCap Division
  2004

  2003                       10.741       14.144          31.68                  146
  2002                       11.871       10.741          -9.52                   84
  2001                       12.435       11.871          -4.54                   63
  2000                       10.944       12.435          13.62                   41
  1999*                      10.000       10.944           9.44                   32
 MidCap Growth
 Division
  2004

  2003                        7.285       10.154          39.38                   91
  2002                        9.964        7.285         -26.89                   66
  2001                       12.096        9.964         -17.63                   63
  2000                       11.285       12.096           7.19                   31
  1999*                      10.000       11.285          12.85                    9
 MidCap Value Division
  2004

  2003                       12.548       16.982          35.34                  176
  2002                       14.055       12.548         -10.72                  123
  2001                       14.552       14.055          -3.42                   64
  2000                       11.200       14.552          29.93                   32
  1999*                      10.000       11.200          12.00                   18
 Money Market Division
  2004

  2003                       11.187       11.173          -0.13                  496
  2002                       11.125       11.187           0.56                  317
  2001                       10.780       11.125           3.20                  140
  2000                       10.253       10.780           5.30                   87
  1999*                      10.000       10.253           2.53                   94
 SmallCap Division
  2004

  2003                        8.843       11.996          35.66                  182
  2002                       12.272        8.843         -27.94                  122
  2001                       12.069       12.272           1.68                   73
  2000                       13.789       12.069         -12.47                   65
  1999*                      10.000       13.789          37.89                   50
 SmallCap Growth
 Division
  2004

  2003                        5.307        7.664          44.41                  116
  2002                        9.885        5.307         -46.31                   64
  2001                       14.663        9.885         -32.59                   37
  2000                       17.178       14.663         -14.64                   35
  1999*                      10.000       17.178          71.78                   24
 Templeton Growth
 Securities Division
  2004

  2003                        9.651       12.645          31.02                   94
  2002                       11.941        9.651         -19.18                   85
  2001                       12.101       11.941          -1.32                   57
  2000                       11.485       12.101           6.26                   42
  1999*                      10.000       11.485          14.85                   20

 * For the period from April 30, 1999, date the Contract was first available, through December 31, 1999.

THE PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY


The Principal Freedom/SM/ Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The amount available for annuity payments under a variable annuity is not guaranteed. The amount available for payments vary with the investment performance of the portfolio securities of the underlying mutual fund(s).


Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

THE COMPANY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


THE SEPARATE ACCOUNT


The Separate Account was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the Commission on July 17, 1970. This registration does not involve Commission supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account.


THE FUNDS


The Principal Variable Contracts Fund, Inc., American Century Variable Portfolios, Inc. - VP Income & Growth and Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund are mutual funds registered under the Investment Company Act of 1940 as diversified open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the SAI. ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR ANNUITY SERVICE OFFICE (CALL 1-800-852-4450).


The Company purchases and sells underlying mutual fund shares for the Separate Account at their net asset value without any sales or redemption charge. Shares represent interests in the mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions of the Separate Account. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

Appendix A contains a brief summary of the investment objectives of, and sub-advisor for, each division.


An Investment Advisor agrees to provide investment advisory services for a specific underlying mutual fund. For these services, each Investment Advisor is paid a fee.


THE CONTRACT


The descriptions that follow are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any tax qualified plan which is to be funded by the Contract. Tax qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.


TO BUY A CONTRACT
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the Company's home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

Purchase payments
-----------------
The initial purchase payment must be at least $10,000. Subsequent payments must be at least $50. The total of all purchase payments may not be greater than $2,000,000 without our prior approval.

Allocation of purchase payments
-------------------------------
Your purchase payments are allocated to the divisions and/or the Fixed Account according to your instructions. The percentage allocation for future purchase payments may be changed, without charge, at any time by sending a written request to or telephoning the annuity service office. The allocation changes are effective at the end of the valuation period in which your new instructions are received. You may not allocate your investment to the Fixed Account if it causes the value of the Fixed Account to be more than $1,000,000 (without our prior approval).

RIGHT TO EXAMINE THE CONTRACT (FREE-LOOK)
Under state law, you have the right to return the Contract for any reason during the examination period. The examination period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:
.. Arizona and you are age 65 and over (30 day examination period), .. California and you are age 60 and over (30 day examination period), .. Idaho (20 day examination period), or .. North Dakota (20 day examination period).

Some states require us to return the initial purchase payment. If your Contract is issued in one of those states, your initial purchase payments are allocated to the Money Market Division for the examination period after the contract date. After the examination period, the then current value of the Money Market Division is reallocated according to your allocation instructions. The states in which purchase payments are returned are:

  Georgia             Louisiana           Nebraska            Rhode Island
  Hawaii              Maine               New Hampshire       South Carolina
  Idaho               Maryland            North Carolina      Utah
  Iowa                Michigan            Oklahoma            Virginia
  Kentucky            Missouri            Pennsylvania        West Virginia



If your Contract is issued in a state not listed above and if you return the Contract during the examination period, you will receive the accumulated value.


If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA; and you return it on or before the seventh day of the examination period, then we will return the greater of:

.. Total purchase payments; or
.. Accumulated value.

To return a Contract you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination period has expired.


Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


Replacement Contracts.
----------------------
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination periods may apply. The Company reserves the right to keep the initial purchase payment in the Money Market Division longer than 15 days to correspond to the examination periods of a particular state's replacement requirement.

THE ACCUMULATION PERIOD
The Value of Your Contract
--------------------------
The value of your Contract is the total of the Separate Account value plus any Fixed Account value. The Fixed Account value is described in the section titled FIXED ACCOUNT.

There is no guaranteed minimum Separate Account value. Its value reflects the investment experience of the divisions that you choose. It also reflects your purchase payments, partial surrenders and the Contract expenses deducted from the Separate Account.

The Separate Account division accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a division is:
.. the number of units you have in a division multiplied by .. the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial purchase payment;
.. subsequent investments; and
.. transfers from another division or the Fixed Account.
minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division or the Fixed Account; and .. to pay Contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the divisions' net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is (((a) plus (b)) divided by (c)) minus (d) where:
.. (a) is the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
.. (b) is the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
.. (c) is the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and .. (d) are the total Separate Account annual expenses.
  * When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


The Separate Account charges (if any) and the mortality and expense risks charge are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.


Premium Payments
----------------
.. On your application, you direct your premium payments to be allocated to the investment options.
.. Allocations may be in percentages.
.. Percentages must be in whole numbers and total 100%.
.. Subsequent premium payments are allocated according to your then current allocation instructions.
.. Changes to the allocation instructions are made without charge.
  . A change is effective on the next valuation period after we receive your new instructions.
  . You can change the current allocations and future allocation instructions by:
    . mailing your instructions to us;
    . calling us at 1-800-852-4450 (if telephone privileges apply);
    . faxing your instructions to us at 1-515-248-9800; or
    . visiting www.principal.com.
.. Changes to premium payment allocations do not automatically result in the transfer any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
.. Premium payments are credited on the basis of unit value next determined after we receive a premium payment.
.. If no premiums are paid during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION - Reservation of Rights).

Division Transfers
------------------
You may request an unscheduled transfer or set up a periodic transfer by:
.. sending a written notice to us;
.. calling us at 1-800-852-4450 (if telephone privileges apply);
.. faxing us at 1-515-248-9800; or
.. visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount of percentage to transfer from each division. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or
.. after the transfer, the Fixed Account value would be more than $1,000,000
  (without our prior approval).

Unscheduled
-----------
.. You may make unscheduled division transfers from a division to another division or to the Fixed Account.
.. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
.. The transfer amount must be equal to or greater than the lesser of $50 or the total value of the division from which the transfer is being made.

Scheduled Transfers (Dollar Cost Averaging)
-------------------------------------------
.. You may elect to have transfers made on a scheduled basis.
.. There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
.. You must specify the dollar amount of the transfer.
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Transfers are not permitted into DCA Plus Accounts.
.. If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
.. Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Separate Account surrenders
---------------------------
Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see GENERAL PROVISIONS - Delay of Payment). Surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS). You must send us a written request for any surrender.

You may specify surrender allocations percentages with each partial surrender request. If you don't provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge.


 Total
 -----
  . You may surrender the Contract on or before the annuitization date.
  . You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
  . The cash surrender value is the total of the values of your divisions plus any amount you have in the Fixed Account minus any applicable surrender charge or transaction fee.
  . The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
  . We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

 Unscheduled partial
 -------------------
  . Prior to the annuitization date, you may surrender a part of the Fixed
    Account and/or Separate Account value by sending us a written request.
  . You must specify the dollar amount of the surrender (which must be $50 or more).
  . The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
  . The surrender is deducted from your Fixed Account value and/or your division(s) according to the surrender allocation percentages you specify.
  . If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
  . We surrender units from the divisions and/or Fixed Account amounts to equal the dollar amount of the surrender request plus any applicable Fixed Account surrender charge.
  . The accumulated value after the unscheduled partial surrender must be equal or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

 Scheduled partial
 -----------------
  . You may elect partial surrenders on a periodic basis by sending us written notice.
  . Your accumulated value must be at least $5,000 when the surrenders begin.
  . Surrenders are made from any of the divisions and/or the Fixed Account.
  . You may specify monthly, quarterly, semiannually or annually and pick a surrender date (other than the 29th, 30th or 31st).
  . If the selected date is not a valuation date, the transfer is completed on the next valuation date.
  . The surrender is deducted from your Fixed Account value and/or any division(s) according to the surrender allocation percentages you specify.
  . If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
  . We surrender units from the divisions and/or Fixed Account to equal the dollar amount of the surrender request plus any applicable surrender charge. . The surrenders continue until the accumulated value is zero or we receive written notice to stop them.

Death Benefit
-------------
If you or the annuitant die before the annuitization date, then we will pay a death benefit. In the case of joint annuitants, the death benefit is paid upon death of the first annuitant. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.

Before the annuitization date, you may give us written instructions for payment under an annuity payment option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary. No surrender charge applies when a death benefit is paid.


You name the beneficiary or beneficiaries in your application. The beneficiary(ies) receive benefits upon your death. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.


Unless you have named an irrevocable beneficiary, you may change your beneficiary(ies) by providing us with written notice. If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survives you, we will pay the death benefit to your estate in a lump sum.


The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim and the beneficiary's written instructions. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see GENERAL PROVISIONS - Delay of Payments). We pay interest (at least 3% or as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity payment option.


 Standard Death Benefit
 ----------------------
 The amount of the death benefit is the greater of:
  . your accumulated value on the date we receive all required documents; or . the total of purchase payments minus any partial surrenders, fees and charges as of the date we receive all required documents and notice (including proof) of death.

 If you die before the annuitant and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner. Alternatively, within 60 days of your death, your spouse may elect to:
  . apply the death benefit under an annuity payment option; or . receive the death benefit as a single payment.

 If the annuitant dies before you and is not a joint owner, you may name a new annuitant. If a new annuitant is not named within 60 days of our receiving notice (including proof) of the original annuitant's death, you will become the annuitant. If the owner of the contract is not a natural person, the annuitant's death is treated as the death of the owner.


 If your beneficiary is a natural person but not your spouse, the death benefit may be paid as:
  . fixed income for a period of years that is not greater than the life expectancy of the beneficiary;
  . life income with no minimum guaranteed period or a minimum guaranteed period that is not greater than the life expectancy of the beneficiary;
  . a lump sum; or
  . an individual arrangement approved by us.

 NOTE: If your beneficiary is not a natural person, the death benefit must be paid out within five years of your death. If you die before the annuitant and before the annuitization date, there may be additional requirements imposed by the Code (see FEDERAL TAX MATTERS).

THE RETIREMENT PERIOD

Annuitization date
------------------
You may specify an annuitization date in your application. If the annuitant is living and the Contract is in force on that date, we will notify you to begin taking payments under the Contract. You may not select an annuitization date which is on or after the later of the annuitant's 85th birthday or 10 years after the contract date.

Depending on the type of retirement arrangement made when a Contract is issued, payments that are made too early or too late may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuitization date.


You may change the annuitization date with our prior approval. The request must be in writing and approved before we issue a supplementary Contract which provides an annuity payment option. The new annuitization date must be any contract anniversary on or before the maximum annuitization date.


Annuity payment options
-----------------------
You may choose from several fixed annuity payment options. Payments will be made on the frequency you choose. You may elect to have your annuity payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity payments start.

The amount of the annuity payment depends on:
.. amount of accumulated value;
.. option selected; and
.. age of annuitant (unless fixed income option is selected).

Annuity payments generally are higher for male annuitants than for female annuitants with an otherwise identical contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such contract provisions are prohibited by law.


You may select an annuity payment option or change a previous selection by written request. We must receive the request on or before the annuitization date. You may not change your annuity payment option or make division transfers after the annuitization date.


Payments under the annuity payment options are made as of the first day of each payment period beginning with the annuitization date. The available annuity payment options are:
.. FIXED INCOME. Payments of a fixed amount or payments for a fixed period of at least five years but not more than 30 years. Payments stop after all guaranteed payments are made.
.. LIFE INCOME. Payments are made as of the first day of each payment period during the annuitant's life, starting with the annuitization date. No payments are made after the annuitant dies. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due. If you die after the payments begin and before the end of the minimum guaranteed period (if applicable), the remaining payments are made to the beneficiary named under your annuity payment option.
.. JOINT AND SURVIVOR LIFE INCOME. Payments are made during the life of the annuitant and joint annuitant, continuing until the death of the survivor.
  This option includes a minimum guaranteed period of 10 years. If both persons die before the end of the minimum guaranteed period, the remaining payments are made to the beneficiary under your annuity payment option.
.. JOINT AND TWO-THIRDS SURVIVOR LIFE INCOME. Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due.
.. OTHER ANNUITY PAYMENT OPTIONS MAY BE AVAILABLE WITH OUR APPROVAL.

If you do not select an annuity payment option, your accumulated value will be applied as follows to determine the annuity payment:
.. life income with a ten year guarantee; or .. if there are joint annuitants, joint and survivor life income with a ten year guarantee.

In order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary(ies). In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity payment option or taking other distributions from the Contract.


CHARGES AND DEDUCTIONS


A mortality and expense risks charge and in some circumstances a transaction fee and state premium taxes are deducted under the Contract. A surrender charge (on surrenders) and a transfer fee (on transfers to divisions) may also be deducted from certain withdrawals from the Fixed Account made before the annuitization date. We reserve the right to assess a daily Separate Account administration charge or state premium taxes. There are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds' prospectuses. Other than the Annual Fee (which we do not expect to generate a profit), we expect a profit from the fees and charges listed below.


MORTALITY AND EXPENSE RISKS CHARGE
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 0.85% of the average daily net assets of the Separate Account. We reserve the right to increase this charge but guarantee that it will not exceed 1.25% per year. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of an accumulation unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.


The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.


If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.


PREMIUM TAXES
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity payment option. Currently, premium taxes range from zero to 3.5%.

FIXED ACCOUNT SURRENDER CHARGE AND TRANSFER FEE
No sales charge is collected or deducted when purchase payments are applied under the Contract to provide an annuity payment option. A surrender charge is assessed on certain total or partial surrenders from the Fixed Account. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company's General Account assets which will include profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the Fixed Account purchase payments surrendered which were received by us during the seven contract years prior to the surrender. The applicable percentage which is applied to the sum of the Fixed Account purchase payments (which includes amounts transferred to the Fixed Account from any of the divisions) paid during each contract year is determined by the following table.

The Fixed Account transfer fee is assessed on certain transfers from the Fixed Account to the Separate Account (For contracts sold in South Carolina, the Fixed Account transfer fee is waived).

          TABLE OF FIXED ACCOUNT SURRENDER CHARGES AND TRANSFER FEES
          -----------------------------------
   NUMBER OF COMPLETED CONTRACT      SURRENDER CHARGE AND TRANSFER FEE APPLIED
               YEARS                 TO FIXED ACCOUNT SURRENDERS AND TRANSFERS
     SINCE EACH FIXED ACCOUNT             BEYOND FREE TRANSACTION AMOUNT
        PURCHASE* WAS MADE           -----------------------------------------
   ----------------------------
         0 (year of purchase
         payment)                                       6%
         1                                              6%
         2                                              6%
         3                                              5%
         4                                              4%
         5                                              3%
         6                                              2%
         7 and later                                    0


  * Includes amounts transferred to Fixed Account from divisions. Each Fixed Account purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment.


For purposes of calculating surrenders and transfers, we assume that surrenders and transfers are made in the following order*:
.. first from Fixed Account purchase payments we received more than seven completed contract years prior to the surrender (or transfer);
.. then from the Fixed Account free transaction amount (first from the Fixed
  Account's earnings, then from the oldest Fixed Account purchase payments (first-in, first-out)) described below; and
.. then from Fixed Account purchase payments we received within the seven completed contract years before the surrender (or transfer) on a first-in, first-out basis.
  * The order for tax reporting purposes is different. You should consult your tax advisor.


Where permitted by state law, we reserve the right to reduce:
.. the surrender charge fee for any amounts surrendered from this Contract;
  and/or
.. transfer fees on amounts transferred from the Fixed Account to the Separate
  Account.
These reductions would apply to Contracts that are attributable to a conversion from other products issued by the Company and its subsidiaries and as otherwise permitted by the Investment Company Act of 1940 (as amended).

For Contracts sold in Massachusetts:
.. There is no transfer fee on purchase payments allocated to the Fixed Account after the 13th contract year.
.. There is no surrender charge on purchase payments allocated to the Fixed
  Account after the 13th contract year.

WAIVER OF FIXED ACCOUNT SURRENDER CHARGE
The Fixed Account Surrender Charge will not apply to:
.. amounts applied under an annuity payment option; or .. payment of death benefit, however, the Surrender Charge does apply to premium payments made by surviving spouse after an owner's death; or .. amounts distributed to satisfy the minimum distribution requirement of Section
  401(a)9 of the Code (applies to qualified Contracts only); or .. amounts transferred, after the seventh contract year, from the Contract to a single premium immediate annuity issued by the Company; or .. any amount transferred from a Contract used to fund another annuity contract issued by the Company to the contract owner's spouse when the distribution is made under a divorce decree; or

Waiver of Fixed Account Surrender Charge Rider
----------------------------------------------
This rider is automatically made a part of the Contract at issue. There is no charge for the rider. This rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner original annuitant has a critical need. Waiver of the surrender charge is available for critical need if the following conditions are met:
.. original owner or original annuitant has a critical need;

.. the critical need did not exist before the contract date.
.. For the purposes of this section, the following definitions apply:
  . critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement's end.
  . health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
  . terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
  . total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability payments.

This rider may not available in all states. Specific provisions and/or definitions may have state variations. Contact us at 1-800-852-4450 for additional information.


The Waiver of Fixed Account Surrender Charge Rider is not available for Contracts sold in Massachusetts.


ADMINISTRATION CHARGE
We reserve the right to assess each division with a daily charge at the annual rate of 0.15% of the average daily net assets of the division. This charge would only be imposed before the annuitization date. This charge would be assessed to help cover administrative expenses. Administrative expenses include the cost of issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

 GROUP ARRANGEMENT - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.


 SPONSORED ARRANGEMENT - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.


The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees, administrative charge, the cost of insurance or surrender charges.


Availability of the reduction and the size of the reduction (if any) is based on certain criteria.


Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.

FIXED ACCOUNT


This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account. More information concerning the Fixed Account is available from the annuity service office or from a sales representative.


You may allocate purchase payments and transfer amounts from the Separate Account to the Fixed Account. Assets in the Fixed Account are held in the General Account of the Company. Because of exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is not subject to these Acts. The staff of the Commission does not review the prospectus disclosures relating to the Fixed Account. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


GENERAL DESCRIPTION
Our obligations with respect to the Fixed Account are supported by the Company's General Account. The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account.

The Company guarantees that purchase payments allocated to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.


Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.


Each contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the accumulated value in the Fixed Account from which deductions for fees and charges may be made.


FIXED ACCOUNT ACCUMULATED VALUE
Your Contract's Fixed Account accumulated value on any valuation date is the sum of:
.. purchase payments allocated to the Fixed Account;
.. plus any transfers to the Fixed Account from the Separate Account;
.. plus interest credited to the Fixed Account;
.. minus any surrenders, surrender charges, or transaction fees allocated to the
  Fixed Account;
.. minus any transfers (and transfer fees) to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Transfers and surrenders from your investment in the Fixed Account are subject to certain limitations. In addition, surrenders and transfers from the Fixed Account may be subject to a charge or fee (see Fixed Account Surrender Charge and Transfer Fee). The total amount you may transfer and/or surrender from the Fixed Account may not exceed your Fixed Account value.

You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and unscheduled Fixed Account transfer in the same contract year.


Fixed Account Free Transaction Amount
-------------------------------------
Each contract year, a certain portion of your Fixed Account value may be:
.. withdrawn free of the surrender charge; or .. transferred to the Separate Account free of the transfer fee.

The surrender charge and transfer fee do not apply to Fixed Account surrenders or transfers (or a combination of surrenders and transfers) which do not exceed the greater of:
.. your Fixed Account's earnings (Fixed Account value minus unsurrendered/non-transferred Fixed Account purchase payments still subject to a surrender charge or transfer fee); or
.. 10% of your total Fixed Account value recalculated as of the later of the contract date or last contract anniversary; or .. an amount surrendered to satisfy the minimum distribution requirement of
  Section 401(a)9 of the Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone.
In addition, 10% of Fixed Account purchase payments during the current Contract year may be surrendered without a surrender charge or transferred without a transfer fee.

Unscheduled Fixed Account Transfer
----------------------------------
You may make an unscheduled transfer from the Fixed Account each contract year as follows:
.. The transfer is effective on the valuation date following our receiving your instructions.
.. You must specify the dollar amount or percentage to be transferred.
.. Amounts in excess of the Fixed Account Free Transaction Amount may be subject to a transfer fee.
.. You may transfer up to 100% of your Fixed Account value (without incurring the transfer fee) within 30 days after a contract anniversary if:
  . your Fixed Account value is less than $1,000, or . the renewal interest rate for your Fixed Account value for the current contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding contract year.
  . If you do not meet one of the preceding conditions, transfers from the Fixed
    Account may be subject to a surrender charge (see Fixed Account Surrender Charge and Transfer Fee).

Scheduled Fixed Account Transfer (Dollar Cost Averaging)
--------------------------------------------------------
You may make scheduled transfers on a periodic basis from the Fixed Account as follows:
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. The minimum transfer amount is $50.
.. Transfers continue until your value in the Fixed Account is zero or we receive your notice to stop them.
.. If you stop the transfers, you may not start them again without our prior approval.

GENERAL PROVISIONS


TELEPHONE AND INTERNET SERVICES
Telephone services and internet services are permitted (unless prohibited by state law) for both changes in the allocation of future purchase payments and transfers among divisions.

Neither the Company nor the Separate Account are responsible for the authenticity of telephone service transaction requests. We reserve the right to refuse telephone service transaction requests. You assume the risk of loss caused by fraudulent telephone service transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service transactions. If these procedures are not followed, then we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures include recording telephone service transactions, requesting personal identification (name, daytime telephone number, social security number and/or birthdate) and sending written confirmation to your address of record.


Telephone Services
------------------
Telephone services may be declined on the Contract application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450. If the Contract is owned by a business entity or trust, an
                      ----------------------------------------------------------
authorized individual (with the proper Password) may use these services and
---------------------------------------------------------------------------
provide us with instructions.
-----------------------------

Telephone instructions must be made while we are open for business. They are effective when received by us before the close of normal trading of the New York Stock Exchange (generally 3 p.m. Central Time). Requests received when we are not open for business or after the New York Stock Exchange closes its normal trading will be effective on the next valuation date.


We reserve the right to modify or terminate telephone service transaction procedures at any time.


Internet Services
-----------------
Internet access is available for you at www.principal.com. For security purposes, you need a personal identification number (Password) to use any of the new Internet services, including viewing your policy information online. If you don't have a Password, you can obtain one at www.principal.com. If the Contract
                                                                ---------------
is owned by a business entity or trust, an authorized individual (with the
--------------------------------------------------------------------------
proper Password) may use these services and provide us with instructions.
-------------------------------------------------------------------------

We reserve the right to modify or terminate internet service transaction procedures at any time.


THE CONTRACT
The entire Contract is made up of: applications, amendments, riders and endorsements attached to the Contract; current data page; copies of any supplemental applications, amendments, endorsements and revised Contract pages or data pages which are mailed to you. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

DELAY OF PAYMENTS
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
.. trading on the New York Stock Exchange is restricted as determined by the Commission or when the Exchange is closed for other than weekends and holidays, or
.. an emergency exists, as determined by the Commission, as a result of which:
  . disposal by a mutual fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
  . the Commission permits suspension for the protection of security holders.

If payments are delayed and your surrender, annuitization or transfer is not canceled by your written instruction, the amount to be surrendered, annuitized or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender will be made within seven days thereafter.


In addition, payments on surrenders (or transfers) attributable to a purchase payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the income payable under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next annuity payment or annuity payments due. Underpayments are added to the next annuity payment.

ASSIGNMENT
You may assign your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amounts paid to an assignee are treated as a partial surrender and is paid in a single lump sum.


CHANGE OF OWNER
You may change your ownership designation at any time (this does not apply to IRAs or IRA rollovers). Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Contract so that we can record the change.

BENEFICIARY
Before the annuitization date, you have the right to name a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. A joint annuitant may not be named as a beneficiary.

CONTRACT TERMINATION
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $5,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $5,000 within 60 days. Termination of the Contract will not unfairly discriminate against any owner.

IMPORTANT INFORMATION ABOUT PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial purchase payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


RIGHTS RESERVED BY THE COMPANY


We reserve the right to make certain changes if, in our judgement, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:

.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate divisions in the Separate Account; or .. substitute the units of a division for the units of another division:
  . if units of a division are no longer available for investment; or . if in our judgement, investment in a division becomes inappropriate considering the purposes of the Separate Account.

FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;
.. Requiring a holding period of a minimum of thirty days before permitting transfers among the divisions where there is evidence of at least one round-trip transaction by the owner; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


DISTRIBUTION OF THE CONTRACT


The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. Though it is sold primarily by insurance agents who are employees of the Company, the Contract may also be offered by insurance agents or brokers who are not our employees but who are appointed by us to sell variable annuities. Our employees who sell the Contract are also registered representatives of Princor Financial Services Corporation, Principal Financial Group, Des Moines, Iowa 50392-2080. Princor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. When the Contract is sold by our employees, as the principal underwriter, Princor is paid 1.35% of purchase payments by the Company for the distribution of the Contract. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is an indirectly wholly-owned subsidiary of the Company.


In addition to being sold by our employees, the Contract may be offered through other registered representatives of Princor and registered representatives of other selected broker-dealers. Such broker-dealers are either registered under the Securities Exchanges Act of 1934 or are exempt from such registration. When the Contract is sold by other than our employees, as the principal underwriter, Princor is paid 1.50% of purchase payments by the Company for the distribution of the Contract.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. The Contract was not offered prior to April 30, 1999. However, shares of Accounts in which certain divisions of the Separate Account invest were offered prior to that date. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as if the Contract had been issued on or after the date the mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.


Other divisions of the Separate Account were not offered until April 30, 1999. Performance data for these divisions are calculated utilizing standardized performance formulas and shows performance since the inception date of the division.


The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value.


VOTING RIGHTS


The Company votes shares of the underlying mutual funds held in the Separate Account at meetings of shareholders of those mutual funds. It follows your voting instructions if you have an investment in the corresponding division.


The number of shares in which you have a voting interest is determined by your investment in the division as of a "record date." The record date is set by the mutual fund within the requirements of the laws of the state which govern that mutual fund. The number of shares held in Separate Account B attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the mutual fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the mutual fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.


Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law that mutual fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, then the Company may vote mutual fund shares held in Separate Account B in its own right.


FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.


NON-QUALIFIED CONTRACTS
Section 72 of the Code governs the taxation of annuities in general.
.. Purchase payments made under non-qualified Contracts are not excludible or deductible from your gross income or any other person's gross income.
.. An increase in the accumulated value of a non-qualified Contract resulting from the investment performance of the Separate Account or interest credit to the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
.. Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
.. Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
.. The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
.. Annuity payments:
  . The investment in the Contract is generally the total of the purchase payments made.
  . The portion of the annuity payment that represents the amount by which the accumulated value exceeds the investment in the Contract is taxed as ordinary income. The remainder of each annuity payment is not taxed.
  . After the investment in the Contract is paid out, the full amount of any annuity payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.


A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a competent tax advisor with respect to the potential tax effects of such transactions.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
.. If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
.. If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
  . within five years after the date of your death; or . as annuity payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
.. If you take a distribution from the Contract before you are 59 1/2, you may incur an income tax penalty.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.


Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect by written request to receive payment under an annuity payment option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the beneficiary as if a single sum payment had been made.

IRA
The Contract may be used to fund IRAs. The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant's gross income for tax purposes prior to the annuitization date. The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.

If you are purchasing this Contract to fund a tax-qualified retirement plan (IRA, SEP, SIMPLE IRA), you should be aware that this tax deferral feature is available with any qualified investment vehicle and is not unique to an annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels. Carefully consider the features and benefits of the variable annuity in making the decision to purchase it.


The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.


With respect to IRAs or IRA rollovers, there is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is:
.. made on or after you reach age 59 1/2;
.. made to a beneficiary on or after your death;
.. made upon your disability;
.. part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
.. made to pay medical expenses;
.. for certain unemployment expenses;
.. for first home purchases (up to $10,000); or .. for higher education expenses.

ROLLOVER IRAS
If you receive a lump-sum from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling into a "Rollover Individual Retirement Annuity." Generally distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60-day limit and are under age 59 1/2, you will incur a 10% IRS penalty as well as income tax expenses.

WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.


MUTUAL FUND DIVERSIFICATION
The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investments underlying the Contracts. Under this Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.


STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


RESERVATION RIGHTS
The Company reserves the right to:
.. increase the minimum amount for each purchase payment to not more than $1,000;
  and
.. terminate a Contract and distribute the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges and transfer fees) is less than $5,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $5,000.

LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Senior Vice President.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This Prospectus omits some information contained in the SAI (Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Commission. The SAI is a part of this Prospectus. You may request a free copy of the SAI by writing or telephoning Princor. You may obtain a copy of Part C of the Registration Statement from the Commission, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B. INDEPENDENT AUDITORS The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst and Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS


The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as it relates to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.


CUSTOMER INQUIRIES


Your questions should be directed to: Principal Freedom/SM/ Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History.........................................

Independent Auditors ....................................................

Calculation of Yield and Total Return ...................................

Taxation Under Certain Retirement Plans.................................

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors.........................................

 Financial Statements...................................................

Principal Life Insurance Company

 Report of Independent Auditors.........................................

 Consolidated Financial Statements......................................

To obtain a free copy of the SAI write or telephone:

                     Principal Freedom/SM/ Variable Annuity
                           Principal Financial Group
                                 P.O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

APPENDIX A - SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LIMITED TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Limited Term Bond
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

TEMPLETON GROWTH SECURITIES

              INVESTS IN: Franklin Templeton Variable Insurance Products Trust -
                Templeton Growth Securities Fund - Class 2
              INVESTMENT ADVISOR: Templeton Global Advisors Limited
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

                                     PART B






                      STATEMENT OF ADDITIONAL INFORMATION






                PRINCIPAL FREEDOM/SM/ VARIABLE ANNUITY CONTRACT






                               DATED MAY 1, 2005






The Statement of Additional Information provides information about the Principal Freedom Variable Annuity sponsored by Principal Life Insurance Company.





This Statement of Additional Information is not a prospectus but does provide information that supplements the Contract's Prospectus dated May 1, 2005. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:





                     Principal Freedom/SM/ Variable Annuity
                           Principal Financial Group
                                 P.O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

                               TABLE OF CONTENTS


                                                                            Page


General Information and History.........................................3

Independent Auditors ....................................................3

Calculation of Yield and Total Return ...................................3

Taxation Under Certain Retirement Plans.................................5

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 9

 Financial Statements................................................... 10

Principal Life Insurance Company

 Report of Independent Auditors......................................... 68

 Consolidated Financial Statements...................................... 69

GENERAL INFORMATION AND HISTORY


Principal Life Insurance Company is the issuer of the Principal Freedom Variable Annuity (the "Contract"). In 1879, it was incorporated under the laws of the State of Iowa as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure was effective July 1, 1998.


INDEPENDENT AUDITORS


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


PRINCIPAL UNDERWRITER


Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

                                      2004                                              2003                 2002
                                RECEIVED/RETAINED                                RECEIVED/RETAINED    RECEIVED/RETAINED
                                -----------------                                -----------------    -----------------
                                 $21,344,960/$0                                    $14,897,344/$0       $18,879,680/$0



CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.


Effective January 1, 1998, the Mutual Funds which corresponded to Accounts of the Principal Variable Contracts Fund, Inc. were reorganized as follows:

            CURRENT NAME                        OLD MUTUAL FUND NAME
            ------------                        --------------------
   Bond Account                       Principal Bond Fund, Inc.
   Capital Value Account              Principal Capital Accumulation Fund, Inc.
   MidCap Account                     Principal Emerging Growth Fund, Inc.
   Money Market Account               Principal Money Market Fund, Inc.
   International Account              Principal World Fund, Inc.



Effective May 1, 2000, the Mutual Fund which corresponds to the Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund Class 2 was reorganized as follows:

                 CURRENT NAME                       OLD MUTUAL FUND NAME
                 ------------                       --------------------
   Franklin Templeton Variable Insurance       Templeton Variable Products
   Products Trust-                             Series Fund -
   Templeton Growth Securities Fund - Class    Templeton Stock Fund Class 2
   2



Effective June 12, 2000, the Principal Variable Contracts Fund, Inc. Stock Index 500 Account changed its name to the LargeCap Stock Index Account.


Effective May 1, 2005, the Principal Variable Contracts Fund, Inc. International Account changed its name to the Diversified International Account.


The Contract was not offered prior to April 30, 1999. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as if the Contract had been issued on or after the date the Mutual Fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying Mutual Fund is derived by reducing the actual performance of the underlying Mutual Fund by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market division's "yield" and "effective yield" for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment under the contract in the division over a seven-day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2004, the 7-day annualized and effective yields were 0.91% and 0.90%, respectively.


In addition, the Separate Account advertises the "yield" for certain other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield." No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Contract.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Following are the hypothetical average annual total returns for the period ended December 31, 2004 assuming the Contract had been offered as of the effective dates of the underlying Mutual Funds in which the divisions invest:

                            EFFECTIVE                                         SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEAR  TEN YEAR   INCEPTION
       --------             ---------       --------  ---------  --------   ---------
 American Century
 Variable Portfolios,
 Inc. -
 VP Income & Growth      October 31, 1997    12.03      -1.54                  5.40
 Principal Variable
 Contracts Fund, Inc.
 Bond                    December 18, 1987    4.09       6.10      6.46        7.09
 Capital Value           May 13, 1970        11.41       1.85      9.11       11.13
 Diversified
 International           May 2, 1994         20.01      -2.21      6.65        5.75
 Government Securities   April 9, 1987        2.68       5.68      6.36        6.69
 LargeCap Growth
 Equity                  October 24, 2000     2.29                           -17.59
 LargeCap Stock Index    May 3, 1999          9.45      -3.52                 -1.74
 Limited Term Bond       May 1, 2003          0.44                             0.65
 MidCap                  December 18, 1987   16.76       8.58     12.52       13.44
 MidCap Growth           May 1, 1998         10.87      -0.05                  0.75
 MidCap Value            May 3, 1999         21.63      13.02                 13.23
 Money Market            March 18, 1983       0.06       1.71      2.98        4.44
 SmallCap                May 1, 1998         18.81       0.66         /        2.29
 SmallCap Growth         May 1, 1998         10.30     -13.22         /       -0.34
 Templeton Variable
 Insurance Products
 Trust -
 Templeton Growth
 Securities Fund Class
 2                       August 24, 1988     15.04       4.84     10.46       10.08

TAXATION UNDER CERTAIN RETIREMENT PLANS


INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 through 2005 and $1,000 in 2006 and beyond.


Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses' contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse's compensation. No more than the individual IRA limit may be contributed to either spouse's IRA for any year.

              IRA - MAXIMUM ANNUAL CONTRIBUTION
  ----------------------------------------------------------
     YEAR      INDIVIDUAL IRA    INDIVIDUAL IRA + SPOUSAL IRA
     ----      --------------    ----------------------------
     2004          $3,000                  $ 6,000
     2005          $4,000                  $ 8,000
     2006          $4,000                  $ 8,000
     2007          $4,000                  $ 8,000
     2008          $5,000                  $10,000



Starting in 2009, limits are indexed for cost-of-living.


Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.


For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple's Adjusted Gross Income is between $150,000 and $160,000; assuming taxes are filed jointly.

                         DEDUCTIBILITY OF TRADITIONAL IRA CONTRIBUTIONS FOR ACTIVE PARTICIPANTS
  ------------------------------------------------------------------------------------------------------------------
                    MARRIED INDIVIDUALS (FILING JOINTLY)                                 SINGLE INDIVIDUAL
  -----------------------------------------------------------------------   ----------------------------------------
                                  LIMITED                    NO                                LIMITED           NO
            YEAR                 DEDUCTION               DEDUCTION               YEAR         DEDUCTION      DEDUCTION
            ----                 ---------               ---------               ----         ---------      ---------
            2004                  $65,000                 $ 75,000               2004          $45,000        $55,000
                                                                                 2005
            2005                  $70,000                 $ 80,000            and beyond       $50,000        $60,000
            2006                  $75,000                 $ 85,000
       2007 and beyond            $80,000                 $100,000



An individual may make non-deductible IRA contributions to the extent of the excess of:

1) The lesser of maximum annual contribution or 100% of compensation, over

2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 591/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 701/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.


SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the amounts in the chart below.

         SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)
  ----------------------------------------------------
        YEAR            EMPLOYER ANNUAL CONTRIBUTION
        ----            ----------------------------
   2003 and beyond   Indexed for cost-of-living.



Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.


These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions."


No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.


Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

         SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR-SEP)
  --------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL           CATCH-UP CONTRIBUTION
        ----             -----------------           ---------------------
        2004                  $13,000                       $3,000
        2005                  $14,000                       $4,000
        2006                  $15,000                       $5,000

   2007 and beyond  Indexed for cost-of-living.   Indexed for cost-of-living.

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.


Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.


Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


Elective contribution amounts made under the salary reduction portions (i.e., those subject to the elective deferral limits shown below) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example in 2005, an individual under age 50 who defers the maximum of $10,000 to a SIMPLE IRA of one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $4,000 in 2005 ($14,000 - $10,000) to the 401(k) plan.


The employer generally must match either 100% of the employee's elective deferral, up to 3% of the employee's compensation or fixed nonelective contributions of 2% of compensation.

                              SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)
  ---------------------------------------------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL          CATCH-UP CONTRIBUTION      OVERALL LIMIT ON ELECTIVE DEFERRALS
        ----             -----------------          ---------------------      -----------------------------------
        2004                  $9,000                       $1,500                            $13,000
        2005                  $10,000                      $2,000                            $14,000
        2006        Indexed for cost-of-living.            $2,500                            $15,000
   2007 and beyond                               Indexed for cost-of-living.       Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.


Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.


Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the five years ended December 31, 2004 and the period beginning.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B **:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2004.
                          Statement of Operations for the year ended
                            December 31, 2004.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2004 and 2003.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2004, 2003 and 2002.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules**
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2004**
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended**
                         Schedule IV - Reinsurance
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended**

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)   Exhibits
                (1)   Board Resolution of Registrant (filed 9/14/98)
                (3a)  Distribution Agreement (filed 9/14/98)
                (3b)  Selling Agreement (filed 4/20/99)
                (4a)  Form of Variable Annuity Contract (filed 9/14/98)
                (4b)  Form of Variable Annuity Contract (filed 9/14/98)
                (5)   Form of Variable Annuity Application (filed 9/14/98)
                (6a)  Articles of Incorporation of the Depositor (filed 9/14/98)
                (6b)  Bylaws of Depositor (filed 9/14/98)
                (9)   Opinion of Counsel (filed 9/14/98)
                (10a) Consent of Ernst & Young LLP*
                (10b) Powers of Attorney (filed 4/20/00)
                (11)  Financial Statement Schedules **
                (13a) Total Return Calculation (filed 4/26/01)
                (13b) Annualized Yield for Separate Account B (filed 4/26/01)

*  Filed Herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134


 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Director                                  1225 17th Street, Ste 1660
 Member, Nominating and Governance         Denver, CO  80202
   Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 26.  Persons Controlled by or Under Common Control with Registrant

Item 29.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 13.38% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on February 3, 2005.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 4.22% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Equity Income Fund, Inc. (f/k/a Principal Utilities Fund, Inc.) (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 24.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Fund, Inc. (a Maryland Corporation) 10.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.62% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.22% of shares outstanding of the Bond & Mortgage Securitites Fund,
               6.96% of shares outstanding of the Capital Preservation Fund, 0.02% of shares outstanding of the Governement Securities Fund,
               0.04%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.06% of shares outstanding of the High Quality Short-Term Bond Fund,
               99.99% of shares outstanding of the High Yield Fund, 98.72% of shares outstanding of the Inflation Protection Fund, 17.56% of shares outstanding of the International Emerging Markets Fund,
               16.31% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 0.02% of shares outstanding of the LargeCap Blend Fund I, 20.74% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 25.83% of shares outstanding of the LargeCap Value Fund, 0.03% of shares outstanding of the MidCap Blend Fund, 0.26% of shares outstanding of the MidCap Growth Fund, 0.03% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.31% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               34.92% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 44.17% of shares outstanding of the Partners LargeCap Value
               Fund I,
               72.85% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.06% of shares outstanding of the Partners MidCap Growth Fund, 0.04% of shares outstanding of the Partners MidCap Growth Fund I, 100.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.04% of shares outstanding of the Partners MidCap Value Fund, 0.01% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.11% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               69.31% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.27% of shares outstanding of the Partners SmallCap Value Fund I,
               83.88% of shares outstanding of the Partners SmallCap Value Fund II,
               0.02% of shares outstanding of the Preferred Securities Fund, 0.01% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.02% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 16.36% of shares outstanding of the SmallCap Blend Fund, 0.14% of shares outstanding of the SmallCap Growth Fund, 0.01% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.16% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 3, 2005: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income (f/k/a Utilities), Equity Value, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 27.  Number of Contractowners - As of: December 31, 2004

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts            41                    6
          Pension Builder Contracts                302                  183
          Personal Variable Contracts              277                   13
          Premier Variable Contracts               947                   39
          Flexible Variable Annuity Contract    57,009               57,009
          Freedom Variable Annuity Contract      1,939                1,939

Item 28.  Indemnification

               None


Item 29.  Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap
Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $14,897,344
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of February, 2005.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         02/24/2005
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              02/24/2005
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        02/24/2005
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        02/24/2005
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        02/24/2005
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        02/24/2005
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        02/24/2005
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        02/24/2005
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        02/24/2005
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        02/24/2005
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        02/24/2005
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        02/24/2005
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        02/24/2005
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        02/24/2005
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        02/24/2005
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included